Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Options outstanding - beginning balance	385,000	257,500
Options granted	310,000	187,500
Options forfeited		(40,000)
Options exercised	(150,000)	(20,000)
Options oustanding - ending balance	545,000	385,000
Options exercisable	390,000
Options available for grant	19,338,572
Weighted average exercise price
Options outstanding - beginning balance	$ 1.42	$ 1.07
Options granted	4.2	1.92
Options forfeited		1.65
Options exercised	1.12	0.8
Options outstanding - ending balance	3.09	$ 1.42
Options exercisable	$ 2.8
Weighted average remaining contracted term
Options outstanding - ending balance	8 years 7 months 10 days
Options exercisable	8 years 5 months 20 days
Aggregate intrinsic value
Options outstanding - ending balance	$ 972,325
Options exercisable	$ 805,475